Schedule of Rollforward of Level 3 Assets and Liabilities Held at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		$ 233,139		$ 369,675		$ 410,447
Level 3 assets, Total gains (losses) included in net income		61,338	[1]	18,590	[2]	5,996	[3]
Level 3 assets, Total gains (losses) included in OCI		(3,343)		7,888		(7,887)
Level 3 assets, Transfers into Level 3				1,655		190
Level 3 assets, Transfers out of Level 3		(1,840)		(139,202)		(19,414)
Level 3 liabilities, Balance at beginning of period		(7,177)		(7,900)		(7,391)
Level 3 liabilities, Total gains (losses) included in net income		2,381	[1]	723	[2]	(509)	[3]
Level 3 liabilities, Total gains (losses) included in OCI		0		0		0
Level 3 liabilities, Transfers into Level 3		0		0		0
Level 3 liabilities, Transfers out of Level 3		0		0		0
Level 3 assets, Purchases		6,135		3,787		2,631
Level 3 assets, Sales		(18,581)		(8,055)		(7,529)
Level 3 assets, Issues		0		0		0
Level 3 assets, Settlements		(3,389)		(21,199)		(14,759)
Level 3 assets, Balance at end of period		273,459		233,139		369,675
Level 3 liabilities, Purchases		0		0		0
Level 3 liabilities, Sales		0		0		0
Level 3 liabilities, Issues		0		0		0
Level 3 liabilities, Settlements		0		0		0
Level 3 liabilities, Balance at end of period		(4,796)		(7,177)		(7,900)
Municipal
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		22,723		32,286		42,422
Level 3 assets, Total gains (losses) included in net income		15	[1]	355	[2]	336	[3]
Level 3 assets, Total gains (losses) included in OCI		347		(495)		(1,309)
Level 3 assets, Sales				(7,515)		(7,256)
Level 3 assets, Issues		0		0		0
Level 3 assets, Settlements		(1,907)		(1,908)		(1,907)
Level 3 assets, Balance at end of period		21,178		22,723		32,286
Corporate - public
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		4,091		10,139		16,035
Level 3 assets, Total gains (losses) included in net income	[2]			(2)
Level 3 assets, Total gains (losses) included in OCI		(64)		(14)		(654)
Level 3 assets, Transfers into Level 3				1,655
Level 3 assets, Transfers out of Level 3		(1,565)		(7,479)		(4,642)
Level 3 assets, Purchases		4,989
Level 3 assets, Issues		0		0		0
Level 3 assets, Settlements		(139)		(208)		(600)
Level 3 assets, Balance at end of period		7,312		4,091		10,139
Corporate - privately placed
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		75,713		211,858		236,530
Level 3 assets, Total gains (losses) included in net income		4,080	[1]	(4,074)	[2]	7,611	[3]
Level 3 assets, Total gains (losses) included in OCI		(4,520)		7,947		(5,368)
Level 3 assets, Transfers out of Level 3				(131,723)		(14,772)
Level 3 assets, Purchases				697
Level 3 assets, Sales		(18,000)
Level 3 assets, Issues		0		0		0
Level 3 assets, Settlements		(1,295)		(8,992)		(12,143)
Level 3 assets, Balance at end of period		55,978		75,713		211,858
Asset Backed Securities - CDO
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		14,803		9,650		9,525
Level 3 assets, Total gains (losses) included in OCI		402		350		125
Level 3 assets, Issues		0		0		0
Level 3 assets, Settlements				(10,000)
Level 3 assets, Balance at end of period		15,205		14,803		9,650
Asset Backed Securities - consumer and other
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		14,803		15,704		15,820
Level 3 assets, Total gains (losses) included in OCI				(901)		(116)
Level 3 assets, Purchases		1
Level 3 assets, Issues		0		0		0
Level 3 assets, Balance at end of period		1		14,803		15,704
Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		117,330		279,637		320,332
Level 3 assets, Total gains (losses) included in net income		4,095	[1]	(3,721)	[2]	7,947	[3]
Level 3 assets, Total gains (losses) included in OCI		(3,835)		6,887		(7,322)
Level 3 assets, Transfers into Level 3				1,655
Level 3 assets, Transfers out of Level 3		(1,565)		(139,202)		(19,414)
Level 3 assets, Purchases		4,990		697
Level 3 assets, Sales		(18,000)		(7,515)		(7,256)
Level 3 assets, Issues		0		0		0
Level 3 assets, Settlements		(3,341)		(21,108)		(14,650)
Level 3 assets, Balance at end of period		99,674		117,330		279,637
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		5,920		6,935		5,000
Level 3 assets, Total gains (losses) included in net income		585	[1]	(4,463)	[2]	14	[3]
Level 3 assets, Total gains (losses) included in OCI		492		1,001		(565)
Level 3 assets, Transfers into Level 3						190
Level 3 assets, Transfers out of Level 3		(275)
Level 3 assets, Purchases		1,018		2,987		2,569
Level 3 assets, Sales		(581)		(540)		(273)
Level 3 assets, Issues		0		0		0
Level 3 assets, Balance at end of period		7,159		5,920		6,935
Free-standing derivatives, net
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		311		329		554
Level 3 assets, Total gains (losses) included in net income		(54)	[1]	(30)	[2]	(178)	[3]
Level 3 assets, Purchases		127		103		62
Level 3 assets, Issues		0		0		0
Level 3 assets, Settlements		(48)		(91)		(109)
Level 3 assets, Balance at end of period		336		311		329
Other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		109,578		82,774		84,561
Level 3 assets, Total gains (losses) included in net income		56,712	[1]	26,804	[2]	(1,787)	[3]
Level 3 assets, Issues		0		0		0
Level 3 assets, Balance at end of period		166,290		109,578		82,774
Derivatives embedded in life and annuity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period		(7,177)		(7,900)		(7,391)
Level 3 liabilities, Total gains (losses) included in net income		2,381	[1]	723	[2]	(509)	[3]
Level 3 liabilities, Total gains (losses) included in OCI		0		0		0
Level 3 liabilities, Transfers into Level 3		0		0		0
Level 3 liabilities, Transfers out of Level 3		0		0		0
Level 3 liabilities, Purchases		0		0		0
Level 3 liabilities, Sales		0		0		0
Level 3 liabilities, Issues		0		0		0
Level 3 liabilities, Settlements		0		0		0
Level 3 liabilities, Balance at end of period		$ (4,796)		$ (7,177)		$ (7,900)

[1]	The effect to net income totals $63.7 million and is reported in the Statements of Operations and Comprehensive Income as follows: $60.7 million in realized capital gains and losses, $606 thousand in net investment income, $(556) thousand in interest credited to contractholder funds and $2.9 million in contract benefits.
[2]	The effect to net income totals $19.3 million and is reported in the Statements of Operations and Comprehensive Income as follows: $18.6 million in realized capital gains and losses, $44 thousand in net investment income, $(702) thousand in interest credited to contractholder funds and $1.4 million in contract benefits.
[3]	The effect to net income totals $5.5 million and is reported in the Statements of Operations and Comprehensive Income as follows: $(1.7) million in realized capital gains and losses, $7.7 million in net investment income, $283 thousand in interest credited to contractholder funds and $(792) thousand in contract benefits.